Disclosure of detailed information about restricted share units (Details)	12 Months Ended
Dec. 31, 2018 Share
Thirty First December Two Thousand Ninety [Member]
Statements Line Items
Restricted share units, beginning of period	312,500
Granted	0
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	312,500
Thirty First December Two Thousand Twenty [Member]
Statements Line Items
Restricted share units, beginning of period	0
Granted	312,500
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	312,500